Earnout liability	12 Months Ended
Dec. 31, 2025
Earnout liability [Abstract]
Earnout liability

35. Earnout liability

Refer to Notes 1(c) and 4 which explain the earnout liability and the Business Combination.

In accordance with the terms of the Business Combination Agreement, the Former Greenstone Shareholders are entitled to receive up to 30.0 million Earnout Shares during the Company Earnout Period. The Earnout Shares are contingent upon the achievement of specific operational and valuation milestones, as disclosed in Note 1(c). In the event of a change of control of the Company during the Company Earnout Period, all such milestones shall be deemed to have been satisfied and any Earnout Shares not previously issued shall be issued immediately prior to the consummation of such change of control. The arrangement is accounted for as a derivative financial liability and is not considered part of consideration for the business combination. It is revalued at each reporting date to reflect fair market value, with any changes recorded in profit or loss.

The earnout liability was calculated based on the expected timing of achievement of the operational and valuation milestones. As of June 5, 2025, the Group recognized the earnout liability at a fair value of $168.7 million and recognized a corresponding debit in equity. The fair value of the earnout liability was remeasured to $9.9 million on December 31, 2025, resulting in a $158.8 million decrease as explained in this table:

Earnout liability
Fair value as of June 5, 2025	$168,720
Fair value as of December 31, 2025	9,898
Change in fair value of earnout liability (gain)	$(158,822)

The decrease in the earnout liability since June 5, 2025 was a result of:

•        the decrease in value of shares ($11 per share to $1 per share at December 31, 2025); and

•        the probabilities relating to milestone 5 were decreased to 0% because the permits previously held lapsed without being renewed. This was not the case on June 5, 2025.

The fair value of the earnout liability was determined using a probability-weighted undiscounted cash flow approach with no discount rate adjustment, considering the probability of achieving milestones (Level 3 input), and using the assumed stock price (Level 1 input: $11.40 and $1.01 as of June 5, 2025 and December 31, 2025, respectively). Sensitivity analyses were performed to assess the impact of changes in the inputs as follows:

•        A stock price range of $4.0 to $8 would result in a potential aggregate value of the Earnout Shares in the range of $39.2 million to $78.4 million.

•        A decrease in the probability of achieving milestones (excluding milestone 5) by 10% would decrease the fair value of the earnout liability by $1 million to $8.9 million.

•        If the probability of achieving milestones (excluding milestone 5) was increased to 100%, the fair value of the earnout liability would increase by $100 thousand to $10 million.

All amounts are non-cash flows.

The impact of the earnout liability on earnings per share is included in Note 13 — Earnings per share.

IFRS 13 disclosures — financial instruments measured at fair value on a recurring basis

The Group’s financial instruments that are measured at fair value are:

•        Derivative liability (warrants) — see Note 25: and

•        Earnout liability — as per this note.

There were no such instruments in the year ended December 31, 2024.

Quantitative disclosures about the fair value measurements for each class of assets and liabilities

December 31, 2025

December 31, 2025	Fair value measurements at the end of the reporting period using:
	Level 1	Level 2	Level 3
Recurring fair value measurements
Derivative liability (warrants)	$1,334	—	—
Earnout liability	$—	—	9,898
	$1,334	—	9,898

Reconciliation of fair value measurements categorized within level 3 of the fair value hierarchy

2025
Opening balance	$—
Issued	168,720
Gains and losses recognized in profit or loss	(158,822)
Closing balance	9,898

The Group’s policy is to recognise transfers into and out of fair value hierarchy levels at the end of the reporting period. There were no transfers between levels 1 and 2 during the year. Other than as indicated above, there were no transfers into and out of level 3.